Note 5 - Share Capital - Schedule of Outstanding Stock Options (Details)									12 Months Ended
		Aug. 14, 2025 $ / shares	May 14, 2025 $ / shares	Mar. 28, 2025 $ / shares	Feb. 25, 2025 $ / shares	Dec. 17, 2024 $ / shares	Nov. 08, 2024 $ / shares	Nov. 08, 2024 $ / shares	Sep. 30, 2025 $ / shares	Sep. 30, 2024 $ / shares
Statement Line Items [Line Items]
Balance									340,400	212,161
Balance, weighted average exercise price (in CAD per share)									$ 7.76	$ 11.65
Granted									231,000	130,000
Granted, weighted average exercise price (in CAD per share)									$ 35.48	$ 1.84
Expired										(1,761)
Expired, weighted average exercise price (in CAD per share)										$ 38.2
Cancelled	[1]								(55,750)
Cancelled, weighted average exercise price (in CAD per share)	[1]								$ 16.26
Exercised		(4,000)	(1,400)	(5,000)	(15,000)	(9,500)	(12,000)	(19,000)	(155,700)
Options exercised, exercise price (in CAD per share)		$ 38	$ 6.25	$ 1.84	$ 8.25	$ 6.25	$ 38	$ 6.25	$ 8.61
Balance									359,950	340,400
Balance, weighted average exercise price (in CAD per share)									$ 23.87	$ 7.76

[1]	30,000 and 25,750 options were forfeited 90 days after the termination of the services of a former Chief Medical Officer and a consultant of the Company.